Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND
Entity Central Index Key	0001383496
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000047995 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Core AlphaDEX® Fund
Class Name	First Trust Large Cap Core AlphaDEX® Fund
Trading Symbol	FEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$31	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 1,410,102,381
Holdings Count | Holding	376
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,410,102,381
Total number of portfolio holdings	376
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
SLB Ltd.	0.5%
Baker Hughes Co.	0.5%
Comfort Systems USA, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Micron Technology, Inc.	0.5%
Western Digital Corp.	0.5%
Chevron Corp.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
SLB Ltd.	0.5%
Baker Hughes Co.	0.5%
Comfort Systems USA, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Micron Technology, Inc.	0.5%
Western Digital Corp.	0.5%
Chevron Corp.	0.5%

C000047996 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Core AlphaDEX® Fund
Class Name	First Trust Mid Cap Core AlphaDEX® Fund
Trading Symbol	FNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$31(1)	0.58%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[2]
Expense Ratio, Percent	0.58%	[2],[3]
Net Assets	$ 1,239,010,149
Holdings Count | Holding	452
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,239,010,149
Total number of portfolio holdings	452
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
AST SpaceMobile, Inc.	0.5%
TTM Technologies, Inc.	0.5%
Nextpower, Inc., Class A	0.5%
Bunge Global S.A.	0.5%
California Resources Corp.	0.4%
Primoris Services Corp.	0.4%
Rush Enterprises, Inc., Class A	0.4%
NOV, Inc.	0.4%
Hecla Mining Co.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
AST SpaceMobile, Inc.	0.5%
TTM Technologies, Inc.	0.5%
Nextpower, Inc., Class A	0.5%
Bunge Global S.A.	0.5%
California Resources Corp.	0.4%
Primoris Services Corp.	0.4%
Rush Enterprises, Inc., Class A	0.4%
NOV, Inc.	0.4%
Hecla Mining Co.	0.4%

C000047997 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Core AlphaDEX® Fund
Class Name	First Trust Small Cap Core AlphaDEX® Fund
Trading Symbol	FYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$33	0.59%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[4]
Net Assets	$ 1,014,848,490
Holdings Count | Holding	528
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,014,848,490
Total number of portfolio holdings	528
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vicor Corp.	0.4%
Astronics Corp.	0.4%
Kosmos Energy Ltd.	0.4%
Brookdale Senior Living, Inc.	0.4%
Liberty Energy, Inc.	0.4%
Mirum Pharmaceuticals, Inc.	0.4%
Matson, Inc.	0.4%
Planet Labs PBC	0.4%
Liquidia Corp.	0.4%
International Seaways, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vicor Corp.	0.4%
Astronics Corp.	0.4%
Kosmos Energy Ltd.	0.4%
Brookdale Senior Living, Inc.	0.4%
Liberty Energy, Inc.	0.4%
Mirum Pharmaceuticals, Inc.	0.4%
Matson, Inc.	0.4%
Planet Labs PBC	0.4%
Liquidia Corp.	0.4%
International Seaways, Inc.	0.4%

C000047998 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Value AlphaDEX® Fund
Class Name	First Trust Large Cap Value AlphaDEX® Fund
Trading Symbol	FTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$32	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[5]
Net Assets	$ 1,236,649,874
Holdings Count | Holding	189
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,236,649,874
Total number of portfolio holdings	189
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SLB Ltd.	1.1%
CF Industries Holdings, Inc.	1.0%
Exxon Mobil Corp.	1.0%
Chevron Corp.	1.0%
ConocoPhillips	1.0%
Occidental Petroleum Corp.	1.0%
Devon Energy Corp.	0.9%
Coterra Energy, Inc.	0.9%
Verizon Communications, Inc.	0.9%
Diamondback Energy, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SLB Ltd.	1.1%
CF Industries Holdings, Inc.	1.0%
Exxon Mobil Corp.	1.0%
Chevron Corp.	1.0%
ConocoPhillips	1.0%
Occidental Petroleum Corp.	1.0%
Devon Energy Corp.	0.9%
Coterra Energy, Inc.	0.9%
Verizon Communications, Inc.	0.9%
Diamondback Energy, Inc.	0.9%

C000047999 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Growth AlphaDEX® Fund
Class Name	First Trust Large Cap Growth AlphaDEX® Fund
Trading Symbol	FTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[6]
Net Assets	$ 1,273,639,962
Holdings Count | Holding	189
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,273,639,962
Total number of portfolio holdings	189
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	1.3%
FTAI Aviation Ltd.	1.2%
Lam Research Corp.	1.2%
Comfort Systems USA, Inc.	1.1%
EMCOR Group, Inc.	1.0%
Coherent Corp.	1.0%
Vertiv Holdings Co., Class A	1.0%
Rocket Lab Corp.	1.0%
Caterpillar, Inc.	1.0%
Newmont Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Seagate Technology Holdings PLC	1.3%
FTAI Aviation Ltd.	1.2%
Lam Research Corp.	1.2%
Comfort Systems USA, Inc.	1.1%
EMCOR Group, Inc.	1.0%
Coherent Corp.	1.0%
Vertiv Holdings Co., Class A	1.0%
Rocket Lab Corp.	1.0%
Caterpillar, Inc.	1.0%
Newmont Corp.	1.0%

C000048000 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Value AlphaDEX® Fund
Class Name	First Trust Multi Cap Value AlphaDEX® Fund
Trading Symbol	FAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$37(1)	0.68%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 37	[7]
Expense Ratio, Percent	0.68%	[7],[8]
Net Assets	$ 126,825,655
Holdings Count | Holding	676
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$126,825,655
Total number of portfolio holdings	676
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SLB Ltd.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Chevron Corp.	0.5%
ConocoPhillips	0.5%
Occidental Petroleum Corp.	0.5%
Devon Energy Corp.	0.5%
Coterra Energy, Inc.	0.5%
Verizon Communications, Inc.	0.5%
Diamondback Energy, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SLB Ltd.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Chevron Corp.	0.5%
ConocoPhillips	0.5%
Occidental Petroleum Corp.	0.5%
Devon Energy Corp.	0.5%
Coterra Energy, Inc.	0.5%
Verizon Communications, Inc.	0.5%
Diamondback Energy, Inc.	0.5%

C000048001 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Growth AlphaDEX® Fund
Class Name	First Trust Multi Cap Growth AlphaDEX® Fund
Trading Symbol	FAD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$32(1)	0.60%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 32	[9]
Expense Ratio, Percent	0.60%	[9],[10]
Net Assets	$ 407,195,476
Holdings Count | Holding	678
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$407,195,476
Total number of portfolio holdings	678
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
Lam Research Corp.	0.6%
Comfort Systems USA, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Coherent Corp.	0.5%
Vertiv Holdings Co., Class A	0.5%
Rocket Lab Corp.	0.5%
Caterpillar, Inc.	0.5%
Newmont Corp.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
Lam Research Corp.	0.6%
Comfort Systems USA, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Coherent Corp.	0.5%
Vertiv Holdings Co., Class A	0.5%
Rocket Lab Corp.	0.5%
Caterpillar, Inc.	0.5%
Newmont Corp.	0.5%

C000048896 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Discretionary AlphaDEX® Fund
Class Name	First Trust Consumer Discretionary AlphaDEX® Fund
Trading Symbol	FXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$34	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[11]
Net Assets	$ 309,977,116
Holdings Count | Holding	120
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$309,977,116
Total number of portfolio holdings	120
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Southwest Airlines Co.	1.6%
Gap (The), Inc.	1.6%
LKQ Corp.	1.6%
Toll Brothers, Inc.	1.5%
PulteGroup, Inc.	1.5%
Lennar Corp., Class A	1.5%
D.R. Horton, Inc.	1.5%
Wayfair, Inc., Class A	1.5%
Lear Corp.	1.5%
Sirius XM Holdings, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Southwest Airlines Co.	1.6%
Gap (The), Inc.	1.6%
LKQ Corp.	1.6%
Toll Brothers, Inc.	1.5%
PulteGroup, Inc.	1.5%
Lennar Corp., Class A	1.5%
D.R. Horton, Inc.	1.5%
Wayfair, Inc., Class A	1.5%
Lear Corp.	1.5%
Sirius XM Holdings, Inc.	1.5%

C000048897 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Staples AlphaDEX® Fund
Class Name	First Trust Consumer Staples AlphaDEX® Fund
Trading Symbol	FXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$34	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[12]
Net Assets	$ 251,464,866
Holdings Count | Holding	42
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$251,464,866
Total number of portfolio holdings	42
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bunge Global S.A.	5.0%
Pilgrim’s Pride Corp.	4.3%
Ingredion, Inc.	4.1%
Smithfield Foods, Inc.	4.1%
Cencora, Inc.	4.1%
Flowers Foods, Inc.	4.1%
McKesson Corp.	3.9%
General Mills, Inc.	3.9%
Casey’s General Stores, Inc.	3.4%
Lamb Weston Holdings, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bunge Global S.A.	5.0%
Pilgrim’s Pride Corp.	4.3%
Ingredion, Inc.	4.1%
Smithfield Foods, Inc.	4.1%
Cencora, Inc.	4.1%
Flowers Foods, Inc.	4.1%
McKesson Corp.	3.9%
General Mills, Inc.	3.9%
Casey’s General Stores, Inc.	3.4%
Lamb Weston Holdings, Inc.	3.4%

C000048898 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Energy AlphaDEX® Fund
Class Name	First Trust Energy AlphaDEX® Fund
Trading Symbol	FXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$36	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[13]
Net Assets	$ 272,443,061
Holdings Count | Holding	39
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$272,443,061
Total number of portfolio holdings	39
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Permian Resources Corp., Class A	4.9%
Devon Energy Corp.	4.7%
Coterra Energy, Inc.	4.7%
Diamondback Energy, Inc.	4.7%
APA Corp.	4.6%
EOG Resources, Inc.	4.6%
Matador Resources Co.	4.6%
SLB Ltd.	3.8%
Exxon Mobil Corp.	3.5%
NOV, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Permian Resources Corp., Class A	4.9%
Devon Energy Corp.	4.7%
Coterra Energy, Inc.	4.7%
Diamondback Energy, Inc.	4.7%
APA Corp.	4.6%
EOG Resources, Inc.	4.6%
Matador Resources Co.	4.6%
SLB Ltd.	3.8%
Exxon Mobil Corp.	3.5%
NOV, Inc.	3.5%

C000048899 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Financials AlphaDEX® Fund
Class Name	First Trust Financials AlphaDEX® Fund
Trading Symbol	FXO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$32	0.61%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[14]
Net Assets	$ 2,161,483,615
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$2,161,483,615
Total number of portfolio holdings	106
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SEI Investments Co.	1.8%
NU Holdings Ltd., Class A	1.8%
Invesco Ltd.	1.7%
Bank OZK	1.7%
Bank of New York Mellon (The) Corp.	1.7%
T. Rowe Price Group, Inc.	1.7%
First American Financial Corp.	1.7%
Rithm Capital Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Arch Capital Group Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SEI Investments Co.	1.8%
NU Holdings Ltd., Class A	1.8%
Invesco Ltd.	1.7%
Bank OZK	1.7%
Bank of New York Mellon (The) Corp.	1.7%
T. Rowe Price Group, Inc.	1.7%
First American Financial Corp.	1.7%
Rithm Capital Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Arch Capital Group Ltd.	1.7%

C000048900 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Health Care AlphaDEX® Fund
Class Name	First Trust Health Care AlphaDEX® Fund
Trading Symbol	FXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$34	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[15]
Net Assets	$ 927,218,216
Holdings Count | Holding	78
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$927,218,216
Total number of portfolio holdings	78
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Organon & Co.	2.6%
Pfizer, Inc.	2.4%
HCA Healthcare, Inc.	2.3%
Cardinal Health, Inc.	2.3%
Ionis Pharmaceuticals, Inc.	2.3%
Medpace Holdings, Inc.	2.3%
Molina Healthcare, Inc.	2.3%
Biogen, Inc.	2.3%
Incyte Corp.	2.2%
Natera, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Organon & Co.	2.6%
Pfizer, Inc.	2.4%
HCA Healthcare, Inc.	2.3%
Cardinal Health, Inc.	2.3%
Ionis Pharmaceuticals, Inc.	2.3%
Medpace Holdings, Inc.	2.3%
Molina Healthcare, Inc.	2.3%
Biogen, Inc.	2.3%
Incyte Corp.	2.2%
Natera, Inc.	2.2%

C000048901 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Class Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Trading Symbol	FXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$33	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[16]
Net Assets	$ 755,068,858
Holdings Count | Holding	147
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$755,068,858
Total number of portfolio holdings	147
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
FTAI Aviation Ltd.	1.5%
Comfort Systems USA, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Rocket Lab Corp.	1.2%
Oshkosh Corp.	1.2%
Quanta Services, Inc.	1.2%
FedEx Corp.	1.2%
GE Vernova, Inc.	1.2%
Allison Transmission Holdings, Inc.	1.2%
MasTec, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation Ltd.	1.5%
Comfort Systems USA, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Rocket Lab Corp.	1.2%
Oshkosh Corp.	1.2%
Quanta Services, Inc.	1.2%
FedEx Corp.	1.2%
GE Vernova, Inc.	1.2%
Allison Transmission Holdings, Inc.	1.2%
MasTec, Inc.	1.2%

C000048902 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Materials AlphaDEX® Fund
Class Name	First Trust Materials AlphaDEX® Fund
Trading Symbol	FXZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$38	0.66%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.66%	[17]
Net Assets	$ 283,598,597
Holdings Count | Holding	39
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$283,598,597
Total number of portfolio holdings	39
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	5.2%
Mosaic (The) Co.	4.9%
Newmont Corp.	4.8%
Anglogold Ashanti PLC	4.7%
Eastman Chemical Co.	4.7%
Steel Dynamics, Inc.	4.6%
Alcoa Corp.	4.4%
Mueller Industries, Inc.	4.1%
Reliance, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CF Industries Holdings, Inc.	5.2%
Mosaic (The) Co.	4.9%
Newmont Corp.	4.8%
Anglogold Ashanti PLC	4.7%
Eastman Chemical Co.	4.7%
Steel Dynamics, Inc.	4.6%
Alcoa Corp.	4.4%
Mueller Industries, Inc.	4.1%
Reliance, Inc.	3.9%
RBC Bearings, Inc.	3.8%

C000048903 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Technology AlphaDEX® Fund
Class Name	First Trust Technology AlphaDEX® Fund
Trading Symbol	FXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$32	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[18]
Net Assets	$ 1,410,105,234
Holdings Count | Holding	104
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,410,105,234
Total number of portfolio holdings	104
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Lam Research Corp.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Applied Materials, Inc.	2.1%
Arrow Electronics, Inc.	2.0%
KLA Corp.	1.9%
Micron Technology, Inc.	1.9%
Vertiv Holdings Co., Class A	1.9%
Advanced Micro Devices, Inc.	1.8%
Cirrus Logic, Inc.	1.8%
Alphabet, Inc., Class A	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lam Research Corp.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Applied Materials, Inc.	2.1%
Arrow Electronics, Inc.	2.0%
KLA Corp.	1.9%
Micron Technology, Inc.	1.9%
Vertiv Holdings Co., Class A	1.9%
Advanced Micro Devices, Inc.	1.8%
Cirrus Logic, Inc.	1.8%
Alphabet, Inc., Class A	1.8%

C000048904 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Utilities AlphaDEX® Fund
Class Name	First Trust Utilities AlphaDEX® Fund
Trading Symbol	FXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$32	0.61%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[19]
Net Assets	$ 811,277,926
Holdings Count | Holding	41
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$811,277,926
Total number of portfolio holdings	41
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Consolidated Edison, Inc.	4.3%
UGI Corp.	4.3%
National Fuel Gas Co.	4.2%
Edison International	4.2%
Exelon Corp.	4.1%
OGE Energy Corp.	4.1%
Essential Utilities, Inc.	4.1%
PG&E Corp.	3.9%
Clearway Energy, Inc., Class C	3.5%
Evergy, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Consolidated Edison, Inc.	4.3%
UGI Corp.	4.3%
National Fuel Gas Co.	4.2%
Edison International	4.2%
Exelon Corp.	4.1%
OGE Energy Corp.	4.1%
Essential Utilities, Inc.	4.1%
PG&E Corp.	3.9%
Clearway Energy, Inc., Class C	3.5%
Evergy, Inc.	3.4%

C000099059 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Growth AlphaDEX® Fund
Class Name	First Trust Mid Cap Growth AlphaDEX® Fund
Trading Symbol	FNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$38(1)	0.71%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 38	[20]
Expense Ratio, Percent	0.71%	[20],[21],[22]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 492,541,404
Holdings Count | Holding	227
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$492,541,404
Total number of portfolio holdings	227
Portfolio turnover rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	1.2%
AST SpaceMobile, Inc.	1.1%
TTM Technologies, Inc.	1.0%
Nextpower, Inc., Class A	1.0%
MACOM Technology Solutions Holdings, Inc.	0.9%
Primoris Services Corp.	0.9%
Uranium Energy Corp.	0.8%
Hecla Mining Co.	0.8%
Lumen Technologies, Inc.	0.8%
Krystal Biotech, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bloom Energy Corp., Class A	1.2%
AST SpaceMobile, Inc.	1.1%
TTM Technologies, Inc.	1.0%
Nextpower, Inc., Class A	1.0%
MACOM Technology Solutions Holdings, Inc.	0.9%
Primoris Services Corp.	0.9%
Uranium Energy Corp.	0.8%
Hecla Mining Co.	0.8%
Lumen Technologies, Inc.	0.8%
Krystal Biotech, Inc.	0.8%

C000099060 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Value AlphaDEX® Fund
Class Name	First Trust Mid Cap Value AlphaDEX® Fund
Trading Symbol	FNK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$38(1)	0.71%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 38	[23]
Expense Ratio, Percent	0.71%	[23],[24],[25]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 210,613,633
Holdings Count | Holding	227
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$210,613,633
Total number of portfolio holdings	227
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bunge Global S.A.	0.9%
California Resources Corp.	0.8%
NOV, Inc.	0.8%
Fluor Corp.	0.8%
Magnolia Oil & Gas Corp., Class A	0.8%
CarMax, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
Mosaic (The) Co.	0.8%
HF Sinclair Corp.	0.8%
Ovintiv, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bunge Global S.A.	0.9%
California Resources Corp.	0.8%
NOV, Inc.	0.8%
Fluor Corp.	0.8%
Magnolia Oil & Gas Corp., Class A	0.8%
CarMax, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
Mosaic (The) Co.	0.8%
HF Sinclair Corp.	0.8%
Ovintiv, Inc.	0.8%

C000099061 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Growth AlphaDEX® Fund
Class Name	First Trust Small Cap Growth AlphaDEX® Fund
Trading Symbol	FYC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$40	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[26],[27]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 903,354,331
Holdings Count | Holding	266
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$903,354,331
Total number of portfolio holdings	266
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ACM Research, Inc., Class A	0.9%
Vicor Corp.	0.9%
Astronics Corp.	0.9%
Brookdale Senior Living, Inc.	0.9%
Ardelyx, Inc.	0.8%
Mirum Pharmaceuticals, Inc.	0.8%
Eos Energy Enterprises, Inc.	0.8%
Planet Labs PBC	0.8%
Liquidia Corp.	0.8%
Lemonade, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ACM Research, Inc., Class A	0.9%
Vicor Corp.	0.9%
Astronics Corp.	0.9%
Brookdale Senior Living, Inc.	0.9%
Ardelyx, Inc.	0.8%
Mirum Pharmaceuticals, Inc.	0.8%
Eos Energy Enterprises, Inc.	0.8%
Planet Labs PBC	0.8%
Liquidia Corp.	0.8%
Lemonade, Inc.	0.8%

C000099062 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap ValueAlphaDEX® Fund
Class Name	First Trust Small Cap ValueAlphaDEX® Fund
Trading Symbol	FYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$39	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%	[28],[29]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 164,437,846
Holdings Count | Holding	264
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$164,437,846
Total number of portfolio holdings	264
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Kosmos Energy Ltd.	0.8%
Liberty Energy, Inc.	0.8%
Matson, Inc.	0.8%
International Seaways, Inc.	0.7%
RPC, Inc.	0.7%
Stepan Co.	0.7%
ArcBest Corp.	0.7%
Dorian LPG Ltd.	0.7%
Bristow Group, Inc.	0.7%
Expro Group Holdings N.V.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kosmos Energy Ltd.	0.8%
Liberty Energy, Inc.	0.8%
Matson, Inc.	0.8%
International Seaways, Inc.	0.7%
RPC, Inc.	0.7%
Stepan Co.	0.7%
ArcBest Corp.	0.7%
Dorian LPG Ltd.	0.7%
Bristow Group, Inc.	0.7%
Expro Group Holdings N.V.	0.7%

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Annualized.
[9]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[21]	Annualized.
[22]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[23]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[24]	Annualized.
[25]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[26]	Annualized.
[27]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[28]	Annualized.
[29]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.